Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
February 28, 2022
FEGK6-NPRT1-0422
1.9883993.104
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	7,700	858,473
CONSUMER DISCRETIONARY - 12.4%
Distributors - 2.4%
LKQ Corp.	25,300	1,187,835
Pool Corp.	5,100	2,338,758
		3,526,593
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (a)	900	1,371,015
Churchill Downs, Inc.	6,000	1,445,220
Domino's Pizza, Inc.	2,400	1,037,304
		3,853,539
Household Durables - 2.2%
D.R. Horton, Inc.	2,700	230,580
Lennar Corp. Class A	6,800	611,184
NVR, Inc. (a)	100	495,844
Tempur Sealy International, Inc.	58,000	1,914,580
		3,252,188
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	11,000	600,490
Multiline Retail - 0.5%
Dollar General Corp.	3,400	674,356
Specialty Retail - 4.2%
AutoZone, Inc. (a)	1,300	2,422,407
Burlington Stores, Inc. (a)	1,200	271,068
Five Below, Inc. (a)	6,900	1,128,909
O'Reilly Automotive, Inc. (a)	2,000	1,298,480
Tractor Supply Co.	3,100	631,749
Williams-Sonoma, Inc.	2,000	289,720
		6,042,333
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	200	57,728
TOTAL CONSUMER DISCRETIONARY		18,007,227
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	10,000	652,300
Food Products - 1.3%
Bunge Ltd.	7,700	805,035
Darling Ingredients, Inc. (a)	14,700	1,065,456
		1,870,491
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,000	296,330
Olaplex Holdings, Inc.	2,911	48,847
		345,177
TOTAL CONSUMER STAPLES		2,867,968
ENERGY - 1.7%
Energy Equipment & Services - 0.7%
Halliburton Co.	29,500	989,135
Oil, Gas & Consumable Fuels - 1.0%
PDC Energy, Inc.	21,600	1,393,632
TOTAL ENERGY		2,382,767
FINANCIALS - 9.1%
Capital Markets - 6.5%
Ameriprise Financial, Inc.	4,300	1,289,097
LPL Financial	3,700	669,515
MarketAxess Holdings, Inc.	4,000	1,525,720
Moody's Corp.	1,300	418,639
MSCI, Inc.	6,900	3,461,661
Nordnet AB	18,500	316,833
Raymond James Financial, Inc.	10,000	1,096,500
S&P Global, Inc.	1,300	488,410
Tradeweb Markets, Inc. Class A	1,700	143,616
		9,409,991
Consumer Finance - 2.1%
Discover Financial Services	17,100	2,110,824
Synchrony Financial	21,500	919,770
		3,030,594
Insurance - 0.5%
Arthur J. Gallagher & Co.	4,900	775,131
TOTAL FINANCIALS		13,215,716
HEALTH CARE - 20.3%
Biotechnology - 1.2%
Avid Bioservices, Inc. (a)	17,200	352,256
Horizon Therapeutics PLC (a)	13,500	1,230,795
Natera, Inc. (a)	1,500	98,625
		1,681,676
Health Care Equipment & Supplies - 7.3%
DexCom, Inc. (a)	6,500	2,690,415
Edwards Lifesciences Corp. (a)	4,200	471,954
IDEXX Laboratories, Inc. (a)	5,300	2,821,455
Intuitive Surgical, Inc. (a)	900	261,297
Masimo Corp. (a)	4,180	658,141
ResMed, Inc.	15,200	3,750,600
		10,653,862
Health Care Providers & Services - 2.1%
Guardant Health, Inc. (a)	2,700	178,929
Laboratory Corp. of America Holdings (a)	3,100	840,906
McKesson Corp.	700	192,472
Tenet Healthcare Corp. (a)	20,900	1,797,191
		3,009,498
Health Care Technology - 1.7%
Doximity, Inc.	2,800	171,780
Veeva Systems, Inc. Class A (a)	10,300	2,359,215
		2,530,995
Life Sciences Tools & Services - 8.0%
Bio-Rad Laboratories, Inc. Class A (a)	1,000	625,960
Charles River Laboratories International, Inc. (a)	10,100	2,940,716
Mettler-Toledo International, Inc. (a)	2,700	3,803,598
Stevanato Group SpA	2,017	32,373
Waters Corp. (a)	2,950	934,354
West Pharmaceutical Services, Inc.	8,500	3,290,180
		11,627,181
TOTAL HEALTH CARE		29,503,212
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	2,300	1,533,157
Building Products - 3.9%
Builders FirstSource, Inc. (a)	17,000	1,265,140
Carlisle Companies, Inc.	4,000	949,600
Carrier Global Corp.	35,600	1,597,728
Fortune Brands Home & Security, Inc.	3,300	286,770
Trane Technologies PLC	4,100	631,113
Trex Co., Inc. (a)	11,000	1,010,240
		5,740,591
Commercial Services & Supplies - 3.1%
Cintas Corp.	5,700	2,139,324
Copart, Inc. (a)	18,200	2,236,416
Tetra Tech, Inc.	1,100	174,647
		4,550,387
Construction & Engineering - 0.7%
Quanta Services, Inc.	9,195	1,001,703
Electrical Equipment - 3.6%
AMETEK, Inc.	7,700	999,383
Atkore, Inc. (a)	12,800	1,301,888
Generac Holdings, Inc. (a)	5,900	1,861,273
Rockwell Automation, Inc.	3,900	1,039,662
		5,202,206
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	901	403,846
Machinery - 2.1%
IDEX Corp.	3,400	652,460
Otis Worldwide Corp.	16,000	1,253,280
Toro Co.	11,482	1,077,126
		2,982,866
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	4,000	322,760
CoStar Group, Inc. (a)	10,100	616,201
		938,961
Road & Rail - 1.9%
Old Dominion Freight Lines, Inc.	8,800	2,763,464
TOTAL INDUSTRIALS		25,117,181
INFORMATION TECHNOLOGY - 32.1%
Electronic Equipment & Components - 3.6%
Amphenol Corp. Class A	22,100	1,679,821
Keysight Technologies, Inc. (a)	11,500	1,809,755
Zebra Technologies Corp. Class A (a)	4,000	1,653,360
		5,142,936
IT Services - 1.7%
Adyen BV (a)(b)	6	12,506
EPAM Systems, Inc. (a)	8,100	1,682,775
Okta, Inc. (a)	4,500	822,780
Thoughtworks Holding, Inc.	500	11,430
		2,529,491
Semiconductors & Semiconductor Equipment - 7.9%
ASM International NV (Netherlands)	400	129,187
Broadcom, Inc.	600	352,464
Entegris, Inc.	27,700	3,614,296
KLA Corp.	6,100	2,125,850
Lam Research Corp.	700	392,945
Marvell Technology, Inc.	7,300	498,809
NXP Semiconductors NV	2,400	456,288
onsemi (a)	25,500	1,596,555
Qorvo, Inc. (a)	3,000	410,340
Skyworks Solutions, Inc.	3,700	511,229
SolarEdge Technologies, Inc. (a)	4,300	1,373,506
		11,461,469
Software - 18.9%
Adobe, Inc. (a)	700	327,376
ANSYS, Inc. (a)	6,200	2,009,978
Atlassian Corp. PLC (a)	2,000	611,440
Cadence Design Systems, Inc. (a)	25,500	3,861,465
Citrix Systems, Inc.	7,400	758,500
Crowdstrike Holdings, Inc. (a)	5,100	995,571
Datadog, Inc. Class A (a)	17,900	2,883,869
Dynatrace, Inc. (a)	18,600	826,212
Fortinet, Inc. (a)	12,600	4,340,952
HubSpot, Inc. (a)	2,800	1,470,000
Intuit, Inc.	895	424,561
Monday.com Ltd.	100	15,887
Paycom Software, Inc. (a)	3,500	1,187,235
Qualtrics International, Inc.	20,871	633,017
Synopsys, Inc. (a)	10,200	3,186,378
The Trade Desk, Inc. (a)	41,700	3,557,844
Zscaler, Inc. (a)	1,700	406,555
		27,496,840
TOTAL INFORMATION TECHNOLOGY		46,630,736
MATERIALS - 2.0%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	9,100	884,793
Sherwin-Williams Co.	1,100	289,443
		1,174,236
Metals & Mining - 1.0%
Steel Dynamics, Inc.	20,100	1,418,658
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,700	266,215
TOTAL MATERIALS		2,859,109
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
SBA Communications Corp. Class A	2,100	637,119
TOTAL COMMON STOCKS (Cost $92,217,186)		142,079,508

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (c) (Cost $2,823,353)	2,822,788	2,823,353

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $95,040,539)	144,902,861
NET OTHER ASSETS (LIABILITIES) - 0.2%	262,487
NET ASSETS - 100.0%	145,165,348

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,506 or 0.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	2,812,135	23,909,425	23,898,207	676	-	-	2,823,353	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	2,628,722	2,628,722	121	-	-	-	0.0%
Total	2,812,135	26,538,147	26,526,929	797	-	-	2,823,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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